June 24, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	IndexIQ ETF Trust (Registration Nos.: 333-152915 and 811-22227)

Dear Sir/Madam:

On behalf of IndexIQ ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 199 and under the Investment Company Act of 1940, as amended, Amendment No. 201 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to IQ Candriam ESG US Equity ETF and IQ Candriam ESG International Equity ETF, each a series of the Registrant, and is filed pursuant to Rule 485(a) of the 1933 Act.

Please do not hesitate to contact the undersigned at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:	Jonathan Zimmerman
Barry Pershkow, Chapman and Cutler LLP